BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Restricted cash	$ 1,837,934
Allowance for bad debts	79,116		79,116	0
Amortization of deferred financing costs	217,702	8,487	26,408
Goodwill impairment			$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life			3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life			10 years
Customer Concentration Risk [Member] | Revenue [Member]
Concentration Risk [Line Items]
Number of significant customers			2	1
Percentage of revenue			50.00%	79.00%